February 27, 2001



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

      Re:   Dreyfus MidCap Index Fund (the "Fund")
            Registration Statement File Nos. 33-41078; 811-6325

Ladies and Gentlemen:

      This filing is being made pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), for the purpose of informing the SEC that there were no material or non-material changes since the Registrant's Post-Effective Amendment No. 15, filed with the SEC on February 23, 2001.

      If you have any questions or comments on the attached, please do not hesitate to contact the undersigned at (212) 922-6855.



                                          Sincerely yours,



                                          Lisa R. Grosswirth




LRG\
Enclosures



cc:   Stroock & Stroock & Lavan
      Ernst & Young LLP
      Michael A. Rosenberg